OPERATING LEASES - Schedule Of Other Information Related To Operating Leases (Details) $ in Thousands	6 Months Ended
Dec. 31, 2019 USD ($)
Other Information [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 970
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 549
Weighted-average remaining lease term (in years):
Operating leases	3 months 15 days
Weighted-average discount rate:
Operating leases	4.00%